Related parties (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Expenses
Finance costs	€ 4	€ 4
Leases	0	0
Services received	0	0
Purchase of stocks	0	0
Other expenses	44	15
Total expenses	48	19
Income
Finance income	45	58
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	613	548
Total income	658	606
Other transactions
Financing agreements: loans and capital contributions (lender)	(459)	(333)
Financing agreements: loans and capital contributions (borrower)	(419)	164
Guarantees provided	0	(1)
Guarantees received	0	0
Commitments acquired	(32)	(79)
Dividends and other distributed profit	6	0
Other transactions	(7)	(1,010)
Balance closing period
Customers and commercial debtors	0		€ 0
Loans and credits granted	8,029		7,616
Other collection rights	963		976
Debit balances	8,992		8,592
Suppliers and creditors granted	0		0
Loans and credits received	3,254		3,680
Other payment obligations	85		92
Credit balances	3,339		3,772
Significant shareholders
Expenses
Finance costs	0	0
Leases	0	0
Services received	0	0
Purchase of stocks	0	0
Other expenses	0	0
Total expenses	0	0
Income
Finance income	0	0
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	0	0
Total income	0	0
Other transactions
Financing agreements: loans and capital contributions (lender)	0	0
Financing agreements: loans and capital contributions (borrower)	0	0
Guarantees provided	0	0
Guarantees received	0	0
Commitments acquired	0	0
Dividends and other distributed profit	0	0
Other transactions	0	0
Balance closing period
Customers and commercial debtors	0		0
Loans and credits granted	0		0
Other collection rights	0		0
Debit balances	0		0
Suppliers and creditors granted	0		0
Loans and credits received	0		0
Other payment obligations	0		0
Credit balances	0		0
Directors and executives
Expenses
Finance costs	0	0
Leases	0	0
Services received	0	0
Purchase of stocks	0	0
Other expenses	0	0
Total expenses	0	0
Income
Finance income	0	0
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	0	0
Total income	0	0
Other transactions
Financing agreements: loans and capital contributions (lender)	1	(1)
Financing agreements: loans and capital contributions (borrower)	3	(14)
Guarantees provided	0	0
Guarantees received	0	0
Commitments acquired	0	(1)
Dividends and other distributed profit	1	0
Other transactions	0	0
Balance closing period
Customers and commercial debtors	0		0
Loans and credits granted	20		24
Other collection rights	0		0
Debit balances	20		24
Suppliers and creditors granted	0		0
Loans and credits received	19		20
Other payment obligations	0		0
Credit balances	19		20
Group companies or entities
Expenses
Finance costs	4	4
Leases	0	0
Services received	0	0
Purchase of stocks	0	0
Other expenses	44	15
Total expenses	48	19
Income
Finance income	44	58
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	613	548
Total income	657	606
Other transactions
Financing agreements: loans and capital contributions (lender)	(492)	(324)
Financing agreements: loans and capital contributions (borrower)	(503)	148
Guarantees provided	0	(1)
Guarantees received	0	0
Commitments acquired	(38)	(83)
Dividends and other distributed profit	0	0
Other transactions	(7)	(1,010)
Balance closing period
Customers and commercial debtors	0		0
Loans and credits granted	7,988		7,497
Other collection rights	963		976
Debit balances	8,951		8,473
Suppliers and creditors granted	0		0
Loans and credits received	2,998		3,501
Other payment obligations	85		92
Credit balances	3,083		3,593
Other related parties
Expenses
Finance costs	0	0
Leases	0	0
Services received	0	0
Purchase of stocks	0	0
Other expenses	0	0
Total expenses	0	0
Income
Finance income	1	0
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	0	0
Total income	1	0
Other transactions
Financing agreements: loans and capital contributions (lender)	32	(8)
Financing agreements: loans and capital contributions (borrower)	81	30
Guarantees provided	0	0
Guarantees received	0	0
Commitments acquired	6	5
Dividends and other distributed profit	5	0
Other transactions	0	€ 0
Balance closing period
Customers and commercial debtors	0		0
Loans and credits granted	21		95
Other collection rights	0		0
Debit balances	21		95
Suppliers and creditors granted	0		0
Loans and credits received	237		159
Other payment obligations	0		0
Credit balances	€ 237		€ 159